Risk management and financial instruments - Derivative Financial Instruments (Details) - Interest rate cap - USD ($)	Jun. 30, 2021	Dec. 31, 2020	May 11, 2018
Level 2 | Fair value, recurring basis
Derivatives, Fair Value [Line Items]
Derivative asset	$ 0	$ 0
Other Assets
Derivatives, Fair Value [Line Items]
Outstanding principal	$ 3,500,000,000
LIBOR cap
Derivatives, Fair Value [Line Items]
Applicable rate			2.87%